Discontinued Operations - Sale of Commercial Business	12 Months Ended
Dec. 31, 2016
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations - Sale of Commercial Business

2. Discontinued Operations - Sale of Commercial Business

Ipsen

As of March 31, 2017, the Commercial Business met all the conditions to be classified as held-for-sale and represents a discontinued operation since the disposal of the Commercial Business is a strategic shift that will have a major effect on the Company’s operations and financial results. The Company will not have further significant involvement in the operations of the discontinued Commercial Business. The operating results of the Commercial Business are reported as a loss from discontinued operations, net of tax in the condensed consolidated statements of operations for all periods presented. In addition, in the condensed consolidated balance sheet as of December 31, 2016, 2015 and 2014, the assets and liabilities held for sale have been presented separately. This change is reflected throughout the financial statements as appropriate.

As discussed in Note 1, “Nature of the Business and Summary of Significant Accounting Policies,” on April 3, 2017, the Company completed the sale of the Commercial Business to Ipsen. Pursuant to the Asset Sale Agreement, the Company may be entitled to up to $450.0 million in additional payments based on the achievement by or on behalf of Ipsen of certain milestone events if the U.S. Food and Drug Administration (the “FDA”) approves ONIVYDE for certain indications as follows: (i) $225.0 million upon the regulatory approval by the FDA of ONIVYDE for the first-line treatment of metastatic adenocarcinoma of the pancreas (a) in combination with fluorouracil and leucovorin (with or without oxaliplatin), (b) in combination with gemcitabine and abraxane or (c) following submission and filing of regulatory approval by Ipsen for purposes of commercialization by Ipsen; (ii) $150.0 million upon the regulatory approval by the FDA of ONIVYDE for the treatment of small cell lung cancer after failure of first-line chemotherapy; and (iii) $75.0 million upon the regulatory approval by the FDA of ONIVYDE for an additional indication unrelated to those described above.

Discontinued Operations and Assets Held for Sale

The consolidated financial statements for the years ended December 31, 2016, 2015 and 2014 reflect the operations of the Commercial Business as a discontinued operation. Discontinued operations for the years ended December 31, 2016, 2015 and 2014 includes the following:

(in thousands)	Years Ended December 31,
	2016	2015	2014
Revenues:
Product revenues, net	$53,064	$4,328	$—
License and collaboration revenues	87,119	84,930	10,460
Other revenues	4,090	—	—
Total revenues	144,273	89,258	10,460
Costs and expenses:
Cost of revenues	6,912	46	—
Research and development expenses	51,352	39,955	35,185
Selling, general and administrative expenses	48,677	33,747	11,751
Restructuring expenses	146	—	—
Total costs and expenses	107,087	73,748	46,936
Other income and expenses:
Interest expense	(21,196)	(463)	—
Income (loss) from discontinued operations	$15,990	$15,047	$(36,476)
Income tax expense	(13,224)	(11,215)	—
Total income (loss) from discontinued operations	$2,766	$3,832	$(36,476)

The carrying value of the assets and liabilities of the Commercial Business classified as “Assets held for sale” in the condensed consolidated balance sheets are as follows:

(in thousands)	December 31, 2016	December 31, 2015
Assets
Current assets:
Accounts receivable, net	$17,194	$6,472
Inventory	14,554	3,717
Prepaid expenses and other current assets	1,547	1,273
Total current assets held for sale	33,295	11,462
Property and equipment, net	1,553	1,814
Intangible assets, net	3,977	4,555
Goodwill	3,605	3,605
Total long-term assets held for sale	9,135	9,974
Liabilities
Current liabilities:
Accounts payable, accrued expenses and other	21,312	15,343
Deferred revenues	36,226	50,137
Total current liabilities held for sale	57,538	65,480
Deferred revenues, net of current portion	25,673	51,197
Total long-term liabilities held for sale	25,673	51,197

The Company has reclassified approximately $0.6 million of accounts payable, accrued expenses and other from continuing operations to discontinuing operations for the year ended December 31, 2016.